UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-5295
Dreyfus Cash Management Plus, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/07

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management Plus, Inc.
October 31, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--43.5%	Principal Amount ($)	Value ($)

Alliance & Leicester PLC (London)
5.33%, 11/13/07	200,000,000	200,000,000
Allied Irish Banks PLC (London)
5.33%, 11/6/07 - 11/8/07	300,000,000	300,000,000
Banca Monte dei Paschi di Siena SpA (London) (Yankee)
5.10% - 5.80%, 12/13/07 - 2/22/08	450,000,000	450,005,777
Bank of Scotland PLC (London)
5.10% - 5.52%, 12/17/07 - 12/20/07	400,000,000	400,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
4.77% - 5.30%, 11/5/07 - 4/30/08	450,000,000	450,000,068
Barclays Bank PLC (Yankee)
4.75% - 5.25%, 1/9/08 - 4/25/08	575,000,000	575,117,738
Bayerische Landesbank (Yankee)
5.32%, 11/1/07	200,000,000	200,000,000
BNP Paribas (Yankee)
5.30%, 11/5/07	200,000,000	200,000,000
Canadian Imperial Bank of Commerce (Yankee)
4.78% - 5.53%, 11/2/07 - 11/14/07	152,200,000 a	152,199,981
Credit Suisse (Yankee)
5.31%, 11/8/07	200,000,000	200,000,000
DEPFA BANK PLC (Yankee)
5.05% - 5.12%, 1/22/08 - 1/25/08	730,000,000 b	730,000,000
HBOS Treasury Services PLC (London)
5.80%, 12/11/07	200,000,000	200,000,000
HSH Nordbank AG (Yankee)
5.30% - 5.45%, 11/5/07 - 11/13/07	300,000,000 b	300,000,000
Landesbank Hessen-Thuringen Girozentrale (London)
5.31%, 11/9/07	500,000,000	500,000,000
Natixis (Yankee)
5.19% - 5.30%, 11/5/07 - 2/15/08	550,000,000	550,000,000
Royal Bank of Canada (Yankee)
5.35%, 11/9/07	4,300,000	4,299,876
Royal Bank of Scotland PLC (Yankee)
5.48% - 5.68%, 11/19/07 - 12/14/07	330,000,000	330,000,000
Societe Generale (Yankee)
5.20%, 1/4/08	350,000,000	350,000,000
Svenska Handelsbanken (Yankee)
5.53%, 11/14/07	50,000,000	50,000,000
Swedbank (ForeningsSparbanken AB) (Yankee)
5.12%, 4/7/08	200,000,000	200,000,000
UBS AG (Yankee)
5.50%, 3/12/08	200,000,000	200,000,000
UniCredito Italiano SpA (Yankee)
5.24%, 12/21/07	300,000,000	300,000,000
Wachovia Bank, N.A.
5.50%, 11/26/07	300,000,000	300,000,000

Total Negotiable Bank Certificates of Deposit
(cost $7,141,623,440)		7,141,623,440
Commercial Paper--35.0%

Amsterdam Funding Corp.
5.06% - 5.14%, 12/17/07 - 1/9/08	270,000,000 b	268,028,389
ANZ National (International) Ltd.
5.48%, 11/19/07	100,000,000 b	99,730,000
Aquinas Funding LLC
5.27%, 1/9/08	49,293,000 b	48,801,713
ASB Finance Ltd.
5.24% - 5.31%, 11/8/07 - 1/10/08	304,000,000 b	301,895,666
Atlantis One Funding Corp.
5.20% - 5.29%, 1/4/08 - 1/17/08	575,000,000 b	569,214,396
Bank of America Corp.
5.32%, 12/27/07	250,000,000	247,975,833
Barclays U.S. Funding Corp.
5.16%, 4/4/08	100,000,000	97,834,306
Cancara Asset Securitisation Ltd.
5.05% - 5.30%, 1/7/08 - 1/28/08	665,000,000 b	657,427,289
Citigroup Funding Inc.
5.51% - 5.57%, 11/27/07 - 3/7/08	275,000,000	271,566,694
FCAR Owner Trust, Ser. I
5.01%, 1/15/08	290,000,000	287,009,375
FCAR Owner Trust, Ser. II
5.01%, 1/25/08	137,511,000	135,903,840
ICICI Bank Ltd.
5.35%, 12/14/07	6,500,000	6,459,506
JPMorgan Chase & Co.
5.04% - 5.15%, 2/4/08 - 4/1/08	600,000,000	590,864,639
Morgan Stanley
5.20%, 3/28/08	50,000,000	48,958,861
Northern Rock PLC
5.34%, 11/1/07	50,000,000	50,000,000
Santander Central Hispano Finance (Delaware) Inc.
5.51%, 3/14/08	200,000,000	196,009,778
Scaldis Capital Ltd.
5.01% - 5.03%, 1/25/08 - 1/28/08	263,000,000 b	259,856,506
Societe Generale N.A. Inc.
5.23% - 5.31%, 11/6/07 - 1/8/08	300,000,000	297,978,931
Solitaire Funding Ltd.
5.00% - 5.70%, 12/17/07 - 1/29/08	770,000,000 b	761,897,618
Swedbank (ForeningsSparbanken AB)
5.31% - 5.45%, 11/8/07 - 11/14/07	293,340,000	292,874,434
Tempo Finance Ltd.
5.30% - 5.35%, 1/4/08 - 1/31/08	160,000,000 b	158,015,724
Ticonderoga Master Funding Limited
6.19%, 12/5/07	100,000,000 b	99,423,889
Total Commercial Paper
(cost $5,747,727,387)		5,747,727,387
Corporate Notes--4.0%

Cullinan Finance Ltd.
4.57%, 5/15/08	450,000,000 a,b	449,976,052

General Electric Capital Corp.
4.91%, 11/26/07	100,000,000 a	100,000,000
Lehman Brothers Holdings Inc.
5.17%, 11/22/07	97,200,000 a	97,200,000
Morgan Stanley
5.33%, 1/18/08	10,000,000 a	10,003,201
Total Corporate Notes
(cost $657,179,253)		657,179,253
Promissory Note--5.5%

Goldman Sachs Group Inc.
5.07% - 5.20%, 11/2/07 - 6/17/08	655,000,000 c	655,000,000
Merrill Lynch & Co. Inc.
5.13%, 11/13/07	250,000,000 c	250,000,000
Total Promissory Note
(cost $905,000,000)		905,000,000
Time Deposits--4.4%

Banca Intesa SpA (Grand Cayman)
4.62%, 11/1/07	352,000,000	352,000,000
Key Bank U.S.A., N.A. (Grand Cayman)
4.44%, 11/1/07	366,000,000	366,000,000
Total Time Deposits
(cost $718,000,000)		718,000,000
Repurchase Agreements--7.5%

Banc of America Securities LLC
4.92%, dated 10/31/07, due 11/1/07 in the amount of
$191,026,103 (fully collateralized by $194,838,275
Federal Home Loan Mortgage Corp., 6%, due
8/1/37, value $194,820,001)	191,000,000	191,000,000
Citigroup Global Markets Holdings Inc.
5.09%, dated 10/31/07, due 11/1/07 in the amount of
$140,019,785 (fully collateralized by $182,367,697
Corporate Bonds, 0%-8.744%, due 3/3/08-3/15/67, value
$144,200,000)	140,000,000	140,000,000
Credit Suisse (USA) Inc.
5.09%, dated 10/31/07, due 11/1/07 in the amount of
$100,014,132 (fully collateralized by $99,941,900
Corporate Bonds, 3.90%-10.20%, due 6/16/08-6/15/32,
value $103,003,636)	100,000,000	100,000,000
Greenwich Capital Markets
5.04%, dated 10/31/07, due 11/1/07 in the amount of
$220,030,785 (fully collateralized by $147,321,530
Corporate Bonds, 0%-8.35%, due 6/25/07-6/25/47, value
$55,663,618, $169,036,803 Federal Home Loan Mortgage
Corp., 2.345%-8.50%, due 5/15/29-6/15/37, value
$41,609,441 and $177,656,882 Federal National Mortgage
Association, 4.035%-11%, due 4/25/23-1/17/40, value
$127,672,980)	220,000,000	220,000,000
HSBC USA Inc
5.04%, dated 10/31/07, due 11/1/07 in the amount of
$78,010,915 (fully collateralized by $107,990,000
Corporate Bonds, 5.02%-7.64%, due 8/25/35-12/25/37,

value $80,347,422)	78,000,000	78,000,000
Merrill Lynch & Co. Inc.
5.05%, dated 10/31/07, due 11/1/07 in the amount of
$200,028,056 (fully collateralized by $208,599,536
Corporate Bonds, 7.375%-9.415%, due 10/28/09-5/1/30,
value $210,004,352)	200,000,000	200,000,000
Morgan Stanley
5.09%, dated 10/31/07, due 11/1/07 in the amount of
$50,007,066 (fully collateralized by $84,083,223
Corporate Bonds, 0%-9.31%, due 10/20/18-4/22/19,
value $52,098,040)	50,000,000	50,000,000
UBS Securities LLC
5.04%, dated 10/31/07, due 11/1/07 in the amount of
$250,034,983 (fully collateralized by $251,505,000
Corporate Bonds, 1.50%-10%, due 11/1/07-6/15/50, value
$257,503,846)	250,000,000	250,000,000
Total Repurchase Agreements
(cost $1,229,000,000)		1,229,000,000
Total Investments (cost $16,398,530,080)	99.9%	16,398,530,080
Cash and Receivables (Net)	.1%	12,372,719
Net Assets	100.0%	16,410,902,799

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2007, these securities amounted to $4,704,267,242 or 28.7% of net assets.
c These notes were acquired for investment, and not with the intent to distribute or sell. Securities restricted as to public resale. These securities were acquired from 5/15/06 to 10/2/07 at a cost of $905,000,000. At October 31, 2007, the aggregate value of these securities was $905,000,000 representing 5.5% of net assets and are valued at amortized cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management Plus, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	December 18, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	December 18, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)